Share-based payment arrangements - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	8,847,218	6,970,505	3,659,375
Weighted average remaining contractual term of options outstanding (in years)	8 years 4 months 24 days
Number of options exercisable (in shares)	2,656,976	3,132,644
Weighted average remaining contractual term of options exercisable (in years)	6 years 10 months 24 days
$2.80
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 2.80
Number of options outstanding (in shares)	1,069,719
Weighted average remaining contractual term of options outstanding (in years)	6 years 1 month 6 days
Number of options exercisable (in shares)	1,069,719
Weighted average remaining contractual term of options exercisable (in years)	6 years 1 month 6 days
$3.42 - $4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	827,740
Weighted average remaining contractual term of options outstanding (in years)	6 years 8 months 12 days
Number of options exercisable (in shares)	827,740
Weighted average remaining contractual term of options exercisable (in years)	6 years 8 months 12 days
$3.42 - $4.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 3.42
$3.42 - $4.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 4.00
$4.70 - $6.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	111,028
Weighted average remaining contractual term of options outstanding (in years)	7 years 1 month 6 days
Number of options exercisable (in shares)	111,028
Weighted average remaining contractual term of options exercisable (in years)	7 years 1 month 6 days
$4.70 - $6.30 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 4.70
$4.70 - $6.30 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 6.30
$11.51 - $17.22
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	557,312
Weighted average remaining contractual term of options outstanding (in years)	8 years 1 month 6 days
Number of options exercisable (in shares)	173,676
Weighted average remaining contractual term of options exercisable (in years)	8 years
$11.51 - $17.22 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 11.51
$11.51 - $17.22 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 17.22
$26.00 - $47.21
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	2,918,460
Weighted average remaining contractual term of options outstanding (in years)	8 years 9 months 18 days
Number of options exercisable (in shares)	474,813
Weighted average remaining contractual term of options exercisable (in years)	8 years 9 months 18 days
$26.00 - $47.21 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 26.00
$26.00 - $47.21 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 47.21
$57.50 - $78.58
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	298,504
Weighted average remaining contractual term of options outstanding (in years)	5 years 8 months 12 days
$57.50 - $78.58 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 57.50
$57.50 - $78.58 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 78.58
$104.53 - $127.33
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	3,064,455
Weighted average remaining contractual term of options outstanding (in years)	9 years 8 months 12 days
$104.53 - $127.33 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 104.53
$104.53 - $127.33 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 127.33